SCHEDULE OF CONTRACT LIABILITIES (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities - beginning of year	$ 3,654	$ 6,254
A change in time frame for a performance obligation satisfied	(11,747)	(11,771)
Advance received	13,205	9,612
Translation adjustment	(104)	(441)
Contract liabilities - subtotal	5,008	3,654
Less: contract liabilities to related parties	(2,483)	(912)
Contract liabilities - end of period	$ 2,525	$ 2,742